Tax provision - Major components of income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Recognized In Profit Or Loss [Abstract]
Current tax expense (income)	$ 118	$ 61
Deferred tax expense (income) recognised in profit or loss	(74)	(122)
Tax expense (income)	(43)	61
Income Tax Expense Recognized In Other Comprehensive Income [Abstract]
Income tax relating to components of other comprehensive income	3	(12)
Income Tax Expense (Income) Recognized In Profit Or Loss And Comprehensive Income	$ 46	$ (73)